Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.64%)
Argentina (1.01%)
Globant SA(a)	39,223	$4,812,662

Bangladesh (0.76%)
Square Pharmaceuticals, Ltd.	1,557,448	3,620,563

Brazil (5.04%)
Arco Platform, Ltd., Class A(a)	92,525	4,800,197
BK Brasil Operacao e Assessoria a Restaurantes SA	215,600	831,670
Fleury SA	504,400	3,648,791
Hypera SA	397,400	3,300,686
Magazine Luiza SA	220,800	2,876,907
Pagseguro Digital, Ltd., Class A(a)	190,750	6,197,468
Raia Drogasil SA	83,200	2,404,924
		24,060,643

China (19.68%)
51job, Inc., ADR(a)	44,500	3,210,675
58.com, Inc., ADR(a)	56,525	3,143,921
AK Medical Holdings, Ltd.(b)(c)	3,157,000	4,474,768
Alibaba Group Holding, Ltd., Sponsored ADR(a)	21,675	4,477,838
ANTA Sports Products, Ltd.	524,000	4,562,040
Baozun, Inc., Sponsored ADR(a)	97,850	2,946,264
BBI Life Sciences Corp.(c)	9,968,500	4,280,168
CSPC Pharmaceutical Group, Ltd.	1,774,000	3,891,206
Essex Bio-technology, Ltd.	4,016,000	2,750,537
Hangzhou Robam Appliances Co., Ltd., Class A	365,200	1,683,393
Hangzhou Tigermed Consulting Co., Ltd., Class A	176,250	1,833,568
HUYA, Inc., ADR(a)	109,552	1,958,790
Jiangsu Hengrui Medicine Co., Ltd., Class A	148,800	1,851,568
Koolearn Technology Holding, Ltd.(a)(b)(c)	1,615,000	5,629,110
Man Wah Holdings, Ltd.	5,958,400	4,107,989
ManpowerGroup Greater China, Ltd.(a)(c)	1,252,250	1,522,943
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	37,550	4,564,203
O2Micro International, Ltd., ADR(a)	462,244	707,233
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	538,100	2,676,518
Silergy Corp.	368,422	13,265,512
Tencent Holdings, Ltd.	58,900	2,808,953

		Value
	Shares	(Note 2)
China (continued)
TK Group Holdings, Ltd.	6,362,000	$3,084,896
Trip.com Group, Ltd., ADR(a)	175,125	5,626,766
WuXi AppTec Co., Ltd., Class H(b)(c)	325,000	3,936,516
Wuxi Biologics Cayman, Inc.(a)(b)(c)	210,000	2,656,055
Yum China Holdings, Inc.	53,475	2,303,168
		93,954,598

Colombia (1.08%)
Parex Resources, Inc.(a)	324,731	5,140,634

Egypt (1.06%)
African Export-Import Bank, GDR	500,000	1,997,500
Integrated Diagnostics Holdings PLC(b)(c)(c)	371,100	1,632,840
Obour Land For Food Industries	3,938,886	1,437,975
		5,068,315

Georgia (1.98%)
Bank of Georgia Group PLC	185,712	3,710,365
Georgia Capital PLC(a)	115,112	1,222,122
Georgia Healthcare Group PLC(b)(c)	356,781	579,488
TBC Bank Group PLC	240,293	3,934,600
		9,446,575

Greece (2.24%)
JUMBO SA	232,600	4,730,672
Sarantis SA	603,670	5,958,569
		10,689,241

Hong Kong (3.09%)
Jacobson Pharma Corp., Ltd.(c)	10,222,000	2,142,824
Plover Bay Technologies, Ltd.(c)	8,956,000	1,283,819
Techtronic Industries Co., Ltd.	232,000	1,851,150
Value Partners Group, Ltd.	10,871,800	5,847,272
Vitasoy International Holdings, Ltd.	1,008,383	3,634,698
		14,759,763

India (15.66%)
Bajaj Finance, Ltd.	167,500	10,209,816
Can Fin Homes, Ltd.	504,500	3,408,823
City Union Bank, Ltd.	1,202,575	3,887,608
Cyient, Ltd.	668,095	4,586,822
Essel Propack, Ltd.	273,500	689,875
Gulf Oil Lubricants India, Ltd.	184,035	2,077,945
HDFC Asset Management Co., Ltd.(b)(c)	80,858	3,584,205
HDFC Bank, Ltd.	246,000	4,213,777
HDFC Life Insurance Co., Ltd.(b)(c)	370,000	3,102,187
Hero MotoCorp, Ltd.	99,000	3,458,048

		Value
	Shares	(Note 2)
India (continued)
Hexaware Technologies, Ltd.	486,000	$2,479,804
Kovai Medical Center and Hospital	16,104	160,053
L&T Technology Services, Ltd.(b)(c)	186,540	4,383,005
Metropolis Healthcare, Ltd.(a)(b)(c)	367,701	8,491,441
Mindtree, Ltd.	186,000	2,311,549
Time Technoplast, Ltd.	2,390,721	1,808,082
Vaibhav Global, Ltd.	225,319	3,375,641
WNS Holdings, Ltd., ADR(a)	175,986	12,558,361
		74,787,042

Indonesia (3.89%)
Ace Hardware Indonesia Tbk PT	22,574,100	2,839,969
Arwana Citramulia Tbk PT	45,188,500	1,422,999
Bank Central Asia Tbk PT	1,169,000	2,762,372
Hexindo Adiperkasa Tbk PT	3,557,100	807,544
Indonesia Pondasi Raya Tbk PT	14,424,000	349,641
Link Net Tbk PT	7,350,500	1,975,565
Panin Sekuritas Tbk PT	7,155,500	649,785
Selamat Sempurna Tbk PT	52,028,900	5,277,986
Ultrajaya Milk Industry & Trading Co. Tbk PT	20,171,600	2,494,256
		18,580,117

Kenya (0.71%)
Safaricom PLC	11,096,600	3,368,808

Malaysia (1.42%)
AEON Credit Service M Bhd	1,430,114	4,529,741
My EG Services Bhd	3,821,900	961,995
Mynews Holdings Bhd	2,292,100	485,362
Scicom MSC Bhd	3,545,500	802,906
		6,780,004

Mexico (2.39%)
Credito Real SAB de CV SOFOM ER	1,448,154	1,831,700
Grupo Herdez SAB de CV	2,080,660	4,146,895
Regional SAB de CV	952,000	5,421,646
		11,400,241

Oman (0.30%)
Tethys Oil AB	171,623	1,429,880

Pakistan (0.41%)
Meezan Bank, Ltd.	2,914,067	1,932,467

Peru (1.44%)
Alicorp SAA	999,553	2,686,336
Credicorp, Ltd.	20,325	4,198,738
		6,885,074

		Value
	Shares	(Note 2)
Philippines (4.09%)
Altus San Nicolas Corp.(a)(d)	71,561	$7,002
Concepcion Industrial Corp.	1,861,792	1,120,811
D&L Industries, Inc.	11,306,000	1,957,364
Philippine Seven Corp.	917,000	2,570,775
Puregold Price Club, Inc.	4,626,100	3,464,324
Robinsons Land Corp.	3,716,762	1,864,596
Robinsons Retail Holdings, Inc.	1,464,000	2,225,579
Wilcon Depot, Inc.	17,087,900	6,335,405
		19,545,856

Poland (2.52%)
CCC SA	30,600	763,025
Dino Polska SA(a)(b)(c)	168,413	7,050,385
LiveChat Software SA	239,800	2,905,785
PGS Software SA(a)	426,467	1,331,832
		12,051,027

Russia (0.99%)
HeadHunter Group PLC, ADR	125,425	2,671,552
TCS Group Holding PLC, GDR(c)	86,700	2,063,416
		4,734,968

South Africa (2.98%)
ARB Holdings, Ltd.	1,134,108	266,604
Capitec Bank Holdings, Ltd.	23,200	2,080,866
City Lodge Hotels, Ltd.	57,892	275,988
Clicks Group, Ltd.	177,900	2,870,290
Italtile, Ltd.	3,636,472	3,147,401
Shoprite Holdings, Ltd.	83,700	649,644
Transaction Capital, Ltd.	3,071,128	4,959,878
		14,250,671

South Korea (4.95%)
Douzone Bizon Co., Ltd.	62,500	4,684,112
Hy-Lok Corp.	18,500	241,191
LEENO Industrial, Inc.	99,700	6,745,678
LG Household & Health Care, Ltd.	5,225	5,464,940
NAVER Corp.	13,560	2,022,184
Suprema, Inc.(a)	44,580	1,662,175
Tokai Carbon Korea Co., Ltd.	56,816	2,806,368
		23,626,648

Taiwan (7.50%)
ASPEED Technology, Inc.	95,000	2,909,083
Bioteque Corp.	667,000	2,578,788
FineTek Co., Ltd.	409,500	1,133,613
Gourmet Master Co., Ltd.	372,760	1,253,084
M31 Technology Corp.	41,000	408,513
Poya International Co., Ltd.	410,000	5,875,597
Rafael Microelectronics, Inc.	312,000	1,609,218
Sinmag Equipment Corp.	972,502	3,486,029
Sporton International, Inc.	696,760	4,568,279
Tehmag Foods Corp.	145,200	1,043,347
Test Research, Inc.	1,626,000	2,915,587

		Value
	Shares	(Note 2)
Taiwan (continued)
TSC Auto ID Technology Co., Ltd.	228,800	$1,658,118
TTFB Co., Ltd.	179,000	1,485,481
Voltronic Power Technology Corp.	204,100	4,901,504
		35,826,241

Thailand (1.24%)
Muangthai Capital PCL	1,888,000	3,906,137
TOA Paint Thailand PCL	1,767,000	2,024,230
		5,930,367

Turkey (0.29%)
DP Eurasia NV(a)(b)(c)	1,646,300	1,369,580

United Arab Emirates (0.93%)
Aramex PJSC	2,626,419	2,560,217
Network International Holdings PLC(a)(b)(c)	236,400	1,892,364
		4,452,581

United States (2.63%)
FirstCash, Inc.	33,570	2,919,583
Frontage Holdings Corp.(a)(b)(c)	333,000	164,814
Genpact, Ltd.	213,925	9,470,460
		12,554,857

Vietnam (3.36%)
FPT Corp.	1,364,611	3,022,617
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,240,203	2,597,585
Lix Detergent JSC	437,310	854,923
Vietnam Dairy Products JSC	961,035	4,457,037
Vietnam Technological & Commercial Joint Stock Bank(a)	3,207,629	2,948,776
Vincom Retail JSC	1,699,320	2,176,465
		16,057,403

TOTAL COMMON STOCKS
(Cost $354,688,407)		447,116,826

TOTAL INVESTMENTS (93.64%)
(Cost $354,688,407)		$447,116,826

Other Assets In Excess Of Liabilities (6.36%)		30,373,213

NET ASSETS (100.00%)		$477,490,039

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $51,623,276 representing 10.81% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $62,916,446, representing 13.18% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Contrarian Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.03%)
Australia (3.67%)
Fiducian Group, Ltd.	45,880	$174,232
Lycopodium, Ltd.	14,157	59,229
National Storage REIT	40,069	57,435
		290,896

Belgium (0.84%)
X-Fab Silicon Foundries SE(a)(b)(c)	11,429	66,799

Bermuda (0.70%)
Bank of NT Butterfield & Son, Ltd.	1,674	55,610

Britain (8.05%)
B&M European Value Retail SA	16,289	78,106
City of London Investment Group PLC	10,306	61,037
Close Brothers Group PLC	2,720	50,777
CVS Group PLC	5,132	77,730
K3 Capital Group PLC	26,619	83,657
LoopUp Group PLC(a)	70,000	79,032
Sabre Insurance Group PLC(b)(c)	19,057	77,633
Senior PLC	35,107	77,187
Volution Group PLC	16,363	52,290
		637,449

Canada (1.84%)
Biosyent, Inc.(a)	12,654	55,362
Guardian Capital Group, Ltd.	4,355	90,760
		146,122

China (6.92%)
BBI Life Sciences Corp.(c)	526,500	226,062
Hangzhou Robam Appliances Co., Ltd., Class A	13,000	59,923
Man Wah Holdings, Ltd.	85,200	58,741
O2Micro International, Ltd., ADR(a)	33,400	51,102
TK Group Holdings, Ltd.	108,000	52,369
Xin Point Holdings, Ltd.(c)	437,000	100,166
		548,363

Colombia (1.32%)
Parex Resources, Inc.(a)	6,602	104,513

France (3.54%)
Neurones	2,562	61,402
Rothschild & Co.	2,158	57,951
Thermador Groupe	1,372	83,384

		Value
	Shares	(Note 2)
France (continued)
Vetoquinol SA	1,205	$77,512
		280,249

Georgia (2.52%)
Bank of Georgia Group PLC	3,496	69,847
Georgia Healthcare Group PLC(b)(c)	45,200	73,414
TBC Bank Group PLC	3,434	56,229
		199,490

Germany (2.33%)
Aroundtown SA	6,900	65,321
Grand City Properties SA	2,867	73,483
Norma Group SE	1,256	45,790
		184,594

Greece (1.67%)
JUMBO SA	3,600	73,218
Sarantis SA	6,000	59,223
		132,441

Hong Kong (5.05%)
Jacobson Pharma Corp., Ltd.(c)	582,000	122,004
Plover Bay Technologies, Ltd.(c)	1,428,000	204,700
Value Partners Group, Ltd.	136,000	73,146
		399,850

India (2.89%)
Cyient, Ltd.	13,500	92,684
Hero MotoCorp, Ltd.	1,600	55,888
Time Technoplast, Ltd.	106,811	80,780
		229,352

Indonesia (1.63%)
Selamat Sempurna Tbk PT	1,272,100	129,046

Ireland (2.03%)
Hostelworld Group PLC(b)(c)	40,425	80,712
Irish Residential Properties REIT PLC	43,800	80,540
		161,252

Italy (2.85%)
Banca Sistema SpA(b)(c)	31,900	60,042
Freni Brembo SpA	4,085	46,724
Piovan SpA(b)(c)	18,328	119,317
		226,083

Japan (10.91%)
Beenos, Inc.	5,300	55,971
Central Automotive Products, Ltd.	4,600	111,721
Create SD Holdings Co., Ltd.	3,200	79,602
Japan Lifeline Co., Ltd.	3,900	46,398
Medikit Co., Ltd.	900	63,319
Naigai Trans Line, Ltd.	6,100	70,724

		Value
	Shares	(Note 2)
Japan (continued)
Seria Co., Ltd.	3,800	$104,573
Sundrug Co., Ltd.	3,000	101,664
Tokyo Century Corp.	1,600	81,391
Trancom Co., Ltd.	2,100	149,097
		864,460

Malaysia (0.89%)
AEON Credit Service M Bhd	22,300	70,633

Mexico (2.29%)
Credito Real SAB de CV SOFOM ER	57,800	73,108
Grupo Herdez SAB de CV	28,000	55,806
Regional SAB de CV	9,200	52,394
		181,308

Netherlands (1.43%)
Aalberts NV	2,587	112,950

New Zealand (0.52%)
Kathmandu Holdings, Ltd.	21,562	41,435

Norway (1.06%)
Sbanken ASA(b)(c)	7,924	60,391
Webstep AS(b)(c)	9,417	23,985
		84,376

Oman (0.74%)
Tethys Oil AB	7,000	58,321

Philippines (1.81%)
Concepcion Industrial Corp.	120,800	72,723
Pryce Corp.	767,700	70,985
		143,708

Poland (1.44%)
Benefit Systems SA(a)	210	52,577
PGS Software SA(a)	19,656	61,385
		113,962

Singapore (0.95%)
Riverstone Holdings, Ltd./Singapore	98,300	75,393

South Africa (1.04%)
Italtile, Ltd.	95,296	82,480

South Korea (1.64%)
LEENO Industrial, Inc.	1,109	75,035
Tokai Carbon Korea Co., Ltd.	1,114	55,025
		130,060

Sweden (2.76%)
Hoist Finance AB(a)(b)(c)	11,290	56,364
KNOW IT AB	5,181	105,748

		Value
	Shares	(Note 2)
Sweden (continued)
TF Bank AB(c)	4,756	$56,320
		218,432

Taiwan (5.41%)
Bioteque Corp.	34,000	131,452
FineTek Co., Ltd.	23,000	63,671
Rafael Microelectronics, Inc.	7,000	36,104
Sinmag Equipment Corp.	18,000	64,523
Taiwan Sakura Corp.	44,000	70,722
TTFB Co., Ltd.	7,500	62,241
		428,713

Turkey (1.27%)
DP Eurasia NV(a)(b)(c)	120,702	100,414

United Arab Emirates (0.60%)
Aramex PJSC	49,000	47,765

United States (11.31%)
Carnival Corp.	2,438	106,126
CH Robinson Worldwide, Inc.	756	54,598
Core Laboratories NV	1,489	52,309
Hackett Group, Inc.	7,415	114,598
HD Supply Holdings, Inc.(a)	1,525	62,129
Hingham Institution for Savings	316	66,167
MSC Industrial Direct Co., Inc., Class A	881	59,970
NV5 Global, Inc.(a)	2,412	149,809
Systemax, Inc.	4,474	105,809
TriMas Corp.(a)	1,770	50,852
Virtusa Corp.(a)	1,768	73,620
		895,987

Vietnam (2.11%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	95,500	110,735
Hoa Phat Group JSC(a)	55,000	56,291
		167,026

TOTAL COMMON STOCKS
(Cost $7,262,384)		7,609,532

TOTAL INVESTMENTS (96.03%)
(Cost $7,262,384)		$7,609,532

Other Assets In Excess Of Liabilities (3.97%)		314,893

NET ASSETS (100.00%)		$7,924,425

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $719,071 representing 9.07% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $1,428,323, representing 18.02% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (100.02%)
Australia (11.93%)
Australian Ethical Investment, Ltd.	41,500	$133,321
Fiducian Group, Ltd.	190,828	724,678
Kogan.com, Ltd.	167,389	570,538
Lycopodium, Ltd.	30,626	128,131
Mainstream Group Holdings, Ltd.	465,778	195,811
National Storage REIT	305,361	437,704
National Veterinary Care, Ltd.	524,152	1,279,502
People Infrastructure, Ltd.	74,514	176,854
PWR Holdings, Ltd.	60,900	192,101
Redbubble, Ltd.(a)	92,400	62,594
Temple & Webster Group, Ltd.(a)	177,000	336,139
		4,237,373

Britain (13.54%)
AB Dynamics PLC	9,214	267,675
City of London Investment Group PLC	42,217	250,027
Curtis Banks Group PLC	78,479	365,819
CVS Group PLC	31,500	477,102
dotdigital group PLC	152,400	228,412
Impax Asset Management Group PLC	111,598	580,618
JTC PLC(b)(c)	51,800	293,444
K3 Capital Group PLC	143,979	452,495
LoopUp Group PLC(a)	110,133	124,343
On the Beach Group PLC(b)(c)	43,800	225,452
Oxford Immunotec Global PLC(a)	28,042	434,090
Premier Miton Group PLC	51,749	113,916
Sanne Group PLC	44,600	353,954
Tracsis PLC	19,300	194,758
Volution Group PLC	86,601	276,743
XPS Pensions Group PLC(c)	90,380	168,887
		4,807,735

China (3.85%)
BBI Life Sciences Corp.(c)	2,354,000	1,010,735
Essex Bio-technology, Ltd.	1,000	685
O2Micro International, Ltd., ADR(a)	112,655	172,362
TK Group Holdings, Ltd.	381,000	184,745
		1,368,527

Egypt (0.24%)
Obour Land For Food Industries	234,774	85,709

Finland (0.30%)
Siili Solutions Oyj	10,200	104,526

		Value
	Shares	(Note 2)
France (2.17%)
Esker SA	3,500	$414,564
Thermador Groupe	5,874	356,999
		771,563

Georgia (0.99%)
Georgia Healthcare Group PLC(b)(c)	78,281	127,145
TBC Bank Group PLC	13,650	223,508
		350,653

Germany (0.47%)
Marley Spoon AG(a)	150,636	34,788
Nexus AG	3,500	133,211
		167,999

Greece (2.58%)
Sarantis SA	92,942	917,391

Hong Kong (2.02%)
Jacobson Pharma Corp., Ltd.(c)	859,000	180,071
Plover Bay Technologies, Ltd.(c)	3,747,000	537,123
		717,194

India (5.79%)
Cyient, Ltd.	23,640	162,301
Essel Propack, Ltd.	20,000	50,448
Gulf Oil Lubricants India, Ltd.	21,500	242,757
Metropolis Healthcare, Ltd.(a)(b)(c)	18,316	422,978
Time Technoplast, Ltd.	65,971	49,893
Vaibhav Global, Ltd.	48,170	721,664
Westlife Development, Ltd.(a)	67,000	404,733
		2,054,774

Indonesia (2.45%)
Arwana Citramulia Tbk PT	7,920,100	249,406
Hexindo Adiperkasa Tbk PT	557,000	126,452
Selamat Sempurna Tbk PT	4,859,200	492,934
		868,792

Ireland (1.02%)
Irish Residential Properties REIT PLC	137,000	251,917
Uniphar PLC(a)	77,700	111,407
		363,324

Italy (0.87%)
Piovan SpA(b)(c)	47,181	307,155

Japan (13.07%)
Atrae, Inc.(a)	4,500	148,932
BayCurrent Consulting, Inc.	3,700	258,340
Beenos, Inc.	9,500	100,325
Central Automotive Products, Ltd.	16,500	400,739
eGuarantee, Inc.	22,000	265,934

		Value
	Shares	(Note 2)
Japan (continued)
Future Corp.	16,400	$284,198
M&A Capital Partners Co., Ltd.(a)	21,800	679,126
MarkLines Co., Ltd.	9,100	163,214
Medikit Co., Ltd.	2,000	140,708
Naigai Trans Line, Ltd.	29,500	342,024
Open Door, Inc.(a)	26,500	321,763
Strike Co., Ltd.	3,700	157,762
Synchro Food Co., Ltd.(a)	32,700	159,353
System Information Co., Ltd.	17,600	156,891
Syuppin Co., Ltd.	23,100	222,983
Trancom Co., Ltd.	2,700	191,697
Vega Corp. Co., Ltd.(a)	31,300	175,923
YAKUODO Holdings Co., Ltd.	23,600	472,658
		4,642,570

Malaysia (1.00%)
AEON Credit Service M Bhd	76,769	243,158
Mynews Holdings Bhd	535,000	113,289
		356,447

Netherlands (1.12%)
Shop Apotheke Europe NV(a)(b)(c)	7,875	398,698

New Zealand (0.38%)
CBL Corp., Ltd.(a)(d)	159,993	0
NZX, Ltd.	151,700	135,902
		135,902

Norway (4.95%)
Infront ASA	220,833	566,611
Medistim ASA	9,989	237,626
Sbanken ASA(b)(c)	16,631	126,749
Self Storage Group ASA(a)	227,748	751,092
Webstep AS(b)(c)	29,626	75,456
		1,757,534

Oman (0.53%)
Tethys Oil AB	22,717	189,267

Philippines (1.71%)
Concepcion Industrial Corp.	334,770	201,534
Pryce Corp.	4,395,000	406,384
		607,918

Poland (1.08%)
LiveChat Software SA	18,500	224,174
PGS Software SA(a)	51,047	159,417
		383,591

Singapore (0.43%)
Riverstone Holdings, Ltd./Singapore	197,800	151,706

		Value
	Shares	(Note 2)
South Africa (0.27%)
ARB Holdings, Ltd.	400,143	$94,065

South Korea (0.98%)
LEENO Industrial, Inc.	4,800	324,767
Tokai Carbon Korea Co., Ltd.	461	22,770
		347,537

Sweden (4.35%)
Absolent Group AB	2,858	126,177
KNOW IT AB	19,150	390,866
OEM International AB, Class B	5,685	144,090
SwedenCare AB(a)	36,978	387,952
Vitec Software Group AB, Class B	22,600	496,991
		1,546,076

Taiwan (7.32%)
Bioteque Corp.	130,000	502,612
FineTek Co., Ltd.	87,150	241,256
Gourmet Master Co., Ltd.	34,000	114,296
Pacific Hospital Supply Co., Ltd.	187,000	473,598
Poya International Co., Ltd.	25,000	358,268
Rafael Microelectronics, Inc.	32,000	165,048
Sporton International, Inc.	27,725	181,778
Tehmag Foods Corp.	17,300	124,311
TSC Auto ID Technology Co., Ltd.	29,700	215,236
TTFB Co., Ltd.	27,000	224,067
		2,600,470

Thailand (0.33%)
Humanica PCL	462,000	115,993

Turkey (0.44%)
DP Eurasia NV(a)(b)(c)	186,084	154,806

United States (12.69%)
BioDelivery Sciences International, Inc.(a)	39,925	209,606
Castle Biosciences, Inc.(a)	5,000	154,200
Coastal Financial Corp.(a)	12,400	220,720
DXP Enterprises, Inc.(a)	3,350	116,144
Esquire Financial Holdings, Inc.(a)	14,510	330,102
Hackett Group, Inc.	21,100	326,100
Heska Corp.(a)	2,216	222,021
Hingham Institution for Savings	1,415	296,287
Joint Corp.(a)	21,000	350,700
Kinsale Capital Group, Inc.	1,625	185,608
MaxCyte, Inc.(a)	74,400	156,210
NV5 Global, Inc.(a)	13,100	813,641
Seacoast Commerce Banc Holdings	15,325	279,681
STAAR Surgical Co.(a)	8,300	279,212
Systemax, Inc.	7,450	176,193
Transcat, Inc.(a)	6,466	197,860

		Value
	Shares	(Note 2)
United States (continued)
Veracyte, Inc.(a)	7,304	$191,730
		4,506,015

Vietnam (1.15%)
Lix Detergent JSC	208,790	408,176

TOTAL COMMON STOCKS
(Cost $28,317,520)		35,519,486

TOTAL INVESTMENTS (100.02%)
(Cost $28,317,520)		$35,519,486

Liabilities In Excess Of Other Assets (-0.02%)		(8,548)

NET ASSETS (100.00%)		$35,510,938

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $2,131,883 representing 6.00% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $4,028,699, representing 11.34% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.23%)
Argentina (0.43%)
Globant SA(a)	24,200	$2,969,340

Australia (1.76%)
Corporate Travel Management, Ltd.	256,900	3,019,389
Fiducian Group, Ltd.	181,000	687,356
Kogan.com, Ltd.	569,012	1,939,452
National Storage REIT	2,091,656	2,998,177
National Veterinary Care, Ltd.	1,405,859	3,431,827
		12,076,201

Austria (0.51%)
Palfinger AG	112,934	3,500,732

Bangladesh (0.16%)
Square Pharmaceuticals, Ltd.	473,390	1,100,479

Belgium (0.60%)
Melexis NV	58,193	4,135,732

Bermuda (0.61%)
Bank of NT Butterfield & Son, Ltd.	126,225	4,193,195

Brazil (1.59%)
Fleury SA	472,400	3,417,305
Pagseguro Digital, Ltd., Class A(a)	231,575	7,523,872
		10,941,177

Britain (14.94%)
AB Dynamics PLC	58,900	1,711,101
Ascential PLC(b)(c)	1,249,100	6,004,490
B&M European Value Retail SA	1,955,700	9,377,503
boohoo Group PLC(a)	1,699,300	6,783,377
City of London Investment Group PLC	76,073	450,537
Clipper Logistics PLC	643,195	2,200,419
Curtis Banks Group PLC	196,200	914,559
CVS Group PLC	680,662	10,309,384
Dechra Pharmaceuticals PLC	324,000	12,140,733
Endava PLC, ADR(a)	159,561	7,366,931
FDM Group Holdings PLC	182,400	2,362,632
Impax Asset Management Group PLC	199,020	1,035,454
Intermediate Capital Group PLC	93,328	2,140,418
JTC PLC(b)(c)	532,238	3,015,095
K3 Capital Group PLC	526,400	1,654,362
On the Beach Group PLC(b)(c)	724,305	3,728,216
Oxford Immunotec Global PLC(a)	427,308	6,614,728

		Value
	Shares	(Note 2)
Britain (continued)
Premier Miton Group PLC	465,083	$1,023,795
Sabre Insurance Group PLC(b)(c)	837,400	3,411,347
Sanne Group PLC	575,700	4,568,867
Softcat PLC	259,084	3,945,331
St. James's Place PLC	420,717	6,327,443
Ultra Electronics Holdings PLC	151,000	4,497,250
Volution Group PLC	291,700	932,158
		102,516,130

Canada (4.22%)
Biosyent, Inc.(a)	134,600	588,888
Gildan Activewear, Inc.	179,300	4,968,211
Lululemon Athletica, Inc.(a)	40,525	9,701,280
Richelieu Hardware, Ltd.	276,865	6,110,946
Ritchie Bros Auctioneers, Inc.	52,550	2,218,661
Stantec, Inc.	179,912	5,349,507
		28,937,493

China (5.27%)
BBI Life Sciences Corp.(c)	13,832,000	5,939,037
Hangzhou Tigermed Consulting Co., Ltd., Class A	174,800	1,818,483
Man Wah Holdings, Ltd.	2,906,000	2,003,527
O2Micro International, Ltd., ADR(a)	954,611	1,460,555
Silergy Corp.	426,852	15,369,360
Suofeiya Home Collection Co., Ltd.	824,500	2,276,187
Trip.com Group, Ltd., ADR(a)	146,650	4,711,864
WuXi AppTec Co., Ltd., Class H(b)(c)	211,200	2,558,130
		36,137,143

Denmark (0.68%)
Ambu A/S, Class B	253,755	4,631,620

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)(c)	131,600	579,040

France (2.54%)
Alten SA	28,581	3,522,413
BioMerieux	42,200	4,182,555
Esker SA	36,147	4,281,499
Neurones	39,608	949,256
Thermador Groupe	74,178	4,508,251
		17,443,974

Georgia (0.73%)
Bank of Georgia Group PLC	102,600	2,049,860
Georgia Capital PLC(a)	112,900	1,198,637
TBC Bank Group PLC	109,179	1,787,716
		5,036,213

		Value
	Shares	(Note 2)
Germany (4.17%)
Dermapharm Holding SE	162,200	$6,785,139
Grand City Properties SA	134,223	3,440,175
GRENKE AG	20,700	2,065,018
Nexus AG	94,624	3,601,406
Norma Group SE	127,568	4,650,766
PATRIZIA AG	168,313	4,017,921
QIAGEN NV(a)	119,075	4,022,354
		28,582,779

Hong Kong (1.04%)
Jacobson Pharma Corp., Ltd.(c)	6,659,000	1,395,917
Value Partners Group, Ltd.	10,666,000	5,736,585
		7,132,502

India (5.59%)
Bajaj Finance, Ltd.	146,250	8,914,541
Cyient, Ltd.	509,116	3,495,348
Gulf Oil Lubricants India, Ltd.	138,167	1,560,048
HDFC Bank, Ltd.	201,000	3,442,964
Kovai Medical Center and Hospital	25,501	253,446
L&T Technology Services, Ltd.(b)(c)	114,200	2,683,281
Metropolis Healthcare, Ltd.(a)(b)(c)	301,291	6,957,813
Time Technoplast, Ltd.	1,305,759	987,535
WNS Holdings, Ltd., ADR(a)	140,625	10,035,000
		38,329,976

Indonesia (1.31%)
Arwana Citramulia Tbk PT	59,516,800	1,874,201
Selamat Sempurna Tbk PT	55,961,200	5,676,892
Ultrajaya Milk Industry & Trading Co. Tbk PT	11,829,000	1,462,678
		9,013,771

Ireland (1.63%)
Irish Residential Properties REIT PLC	4,068,346	7,480,916
Keywords Studios PLC	228,100	3,701,058
		11,181,974

Israel (0.48%)
Wix.com, Ltd.(a)	23,234	3,315,260

Italy (2.87%)
DiaSorin SpA	51,591	6,342,975
FinecoBank Banca Fineco SpA	412,145	4,822,357
Freni Brembo SpA	277,368	3,172,495
Interpump Group SpA	157,145	4,431,095
Piovan SpA(b)(c)	144,291	939,355
		19,708,277

Japan (11.27%)
AIT Corp.	249,300	2,262,060
BayCurrent Consulting, Inc.	72,600	5,069,047
Cosmos Pharmaceutical Corp.	6,400	1,405,572

		Value
	Shares	(Note 2)
Japan (continued)
Create SD Holdings Co., Ltd.	227,300	$5,654,248
Future Corp.	182,400	3,160,834
Japan Lifeline Co., Ltd.	237,400	2,824,332
M&A Capital Partners Co., Ltd.(a)	89,600	2,791,269
MarkLines Co., Ltd.	61,200	1,097,659
Medikit Co., Ltd.	27,000	1,899,565
MISUMI Group, Inc.	132,600	3,290,246
MonotaRO Co., Ltd.	145,300	3,485,420
Naigai Trans Line, Ltd.	80,400	932,160
Nihon M&A Center, Inc.	156,300	4,471,340
Open Door, Inc.(a)	148,700	1,805,515
Seria Co., Ltd.	187,000	5,146,092
Strike Co., Ltd.	57,600	2,455,964
Sundrug Co., Ltd.	77,800	2,636,495
Synchro Food Co., Ltd.(a)	410,300	1,999,468
Systena Corp.	229,700	3,853,919
Syuppin Co., Ltd.	215,200	2,077,312
Tokyo Century Corp.	99,900	5,081,862
Trancom Co., Ltd.	77,270	5,486,081
Tsuruha Holdings, Inc.	49,400	6,046,650
YAKUODO Holdings Co., Ltd.	120,700	2,417,367
		77,350,477

Malaysia (0.41%)
AEON Credit Service M Bhd	883,444	2,798,219

Mexico (0.96%)
Grupo Herdez SAB de CV	2,102,300	4,190,025
Regional SAB de CV	418,027	2,380,667
		6,570,692

Netherlands (2.14%)
Aalberts NV	179,122	7,820,593
Shop Apotheke Europe NV(a)(b)(c)	68,600	3,473,100
Takeaway.com NV(a)(b)(c)	36,300	3,416,958
		14,710,651

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (0.95%)
Medistim ASA	78,000	1,855,524
Sbanken ASA(b)(c)	609,410	4,644,474
		6,499,998

Philippines (0.78%)
Concepcion Industrial Corp.	1,035,152	623,168
Puregold Price Club, Inc.	5,349,000	4,005,678
Wilcon Depot, Inc.	1,939,000	718,892
		5,347,738

Poland (0.78%)
Dino Polska SA(a)(b)(c)	118,297	4,952,346

		Value
	Shares	(Note 2)
Poland (continued)
PGS Software SA(a)	120,487	$376,274
		5,328,620

Singapore (0.41%)
Riverstone Holdings, Ltd./Singapore	3,665,000	2,810,928

South Africa (0.23%)
Italtile, Ltd.	1,791,241	1,550,336

South Korea (1.03%)
LEENO Industrial, Inc.	89,100	6,028,485
Tokai Carbon Korea Co., Ltd.	21,322	1,053,178
		7,081,663

Sweden (2.15%)
AddTech AB, Class B	65,527	2,005,468
EQT AB(a)	181,100	2,300,692
Hexpol AB	439,500	3,962,062
KNOW IT AB	113,900	2,324,784
Nibe Industrier AB, Class B	218,300	3,783,422
OEM International AB, Class B	15,188	384,950
		14,761,378

Switzerland (0.46%)
Partners Group Holding AG	2,550	2,334,408
VZ Holding AG	2,335	827,868
		3,162,276

Taiwan (1.76%)
Bioteque Corp.	967,000	3,738,662
FineTek Co., Ltd.	148,050	409,845
Poya International Co., Ltd.	171,000	2,450,554
Rafael Microelectronics, Inc.	242,000	1,248,176
Sporton International, Inc.	648,671	4,252,985
		12,100,222

Turkey (0.05%)
DP Eurasia NV(a)(b)(c)	403,911	336,019

United Arab Emirates (0.33%)
Aramex PJSC	2,330,645	2,271,899

United States (22.87%)
Apollo Global Management, Inc., Class A	38,900	1,840,748
BioDelivery Sciences International, Inc.(a)	933,949	4,903,232
Burford Capital, Ltd.	101,391	842,158
CH Robinson Worldwide, Inc.	28,725	2,074,519
EPAM Systems, Inc.(a)	59,775	13,637,068
Esquire Financial Holdings, Inc.(a)	17,086	388,707
ExlService Holdings, Inc.(a)	63,700	4,657,107
Fastenal Co.	126,375	4,407,960
First Republic Bank	104,350	11,570,328
Genpact, Ltd.	199,400	8,827,438

		Value
	Shares	(Note 2)
United States (continued)
Hackett Group, Inc.	182,025	$2,813,196
Hamilton Lane, Inc., Class A	28,467	1,848,932
Heska Corp.(a)	51,488	5,158,583
Inphi Corp.(a)	55,775	4,236,669
Knight-Swift Transportation Holdings, Inc.	100,336	3,720,459
Littelfuse, Inc.	12,475	2,206,952
Microchip Technology, Inc.	47,870	4,666,368
Monro, Inc.	44,575	2,794,853
MSC Industrial Direct Co., Inc., Class A	43,325	2,949,133
New Relic, Inc.(a)	67,125	4,430,921
NV5 Global, Inc.(a)	109,875	6,824,336
Old Dominion Freight Line, Inc.	7,550	1,481,537
Paycom Software, Inc.(a)	24,575	7,818,782
Pluralsight, Inc., Class A(a)	233,814	4,533,653
Power Integrations, Inc.	151,229	14,770,536
Qualys, Inc.(a)	84,155	7,215,450
Revolve Group, Inc.(a)	217,070	3,861,675
Silicon Laboratories, Inc.(a)	14,965	1,471,209
STAAR Surgical Co.(a)	63,225	2,126,889
SVB Financial Group(a)	20,275	4,872,691
Systemax, Inc.	207,020	4,896,023
Texas Roadhouse, Inc.	44,000	2,750,000
TriMas Corp.(a)	109,419	3,143,608
Virtusa Corp.(a)	77,650	3,233,346
		156,975,066

Vietnam (1.44%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,602,160	1,857,755
Vietnam Dairy Products JSC	808,020	3,747,392
Vietnam Technological & Commercial Joint Stock Bank(a)	3,191,904	2,934,320
Vincom Retail JSC	1,051,930	1,347,297
		9,886,764

TOTAL COMMON STOCKS
(Cost $496,028,592)		681,005,955

PREFERRED STOCKS (0.28%)
United States (0.28%)
Dataminr, Inc.(a)(e)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

TOTAL INVESTMENTS (99.51%)
(Cost $497,951,728)		$682,929,091

Other Assets In Excess Of Liabilities (0.49%)		3,363,419

NET ASSETS (100.00%)		$686,292,510

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $46,699,664 representing 6.80% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $54,034,618, representing 7.87% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.23%)
Argentina (0.53%)
Globant SA(a)	12,613	$1,547,615

Australia (4.01%)
Appen, Ltd.	55,042	907,462
Australian Ethical Investment, Ltd.	401,200	1,288,879
Corporate Travel Management, Ltd.	27,881	327,690
Domino's Pizza Enterprises, Ltd.	12,200	443,515
Kogan.com, Ltd.	264,508	901,564
Lycopodium, Ltd.	181,976	761,339
Mainstream Group Holdings, Ltd.	2,531,035	1,064,037
National Storage REIT	1,113,721	1,596,406
National Veterinary Care, Ltd.	720,900	1,759,781
Netwealth Group, Ltd.	140,526	749,587
People Infrastructure, Ltd.	303,330	719,933
PWR Holdings, Ltd.	167,100	527,094
Temple & Webster Group, Ltd.(a)	346,900	658,795
		11,706,082

Austria (0.24%)
Palfinger AG	22,948	711,343

Belgium (0.23%)
Melexis NV	9,497	674,945

Bermuda (0.49%)
Bank of NT Butterfield & Son, Ltd.	42,850	1,423,477

Brazil (1.63%)
Arco Platform, Ltd., Class A(a)	17,950	931,246
Fleury SA	110,700	800,795
Pagseguro Digital, Ltd., Class A(a)	60,675	1,971,331
Raia Drogasil SA	36,100	1,043,483
		4,746,855

Britain (12.83%)
AB Dynamics PLC	43,676	1,268,830
Alpha FX Group PLC(b)	22,500	392,188
Ascential PLC(b)(c)	101,100	485,993
B&M European Value Retail SA	627,900	3,010,755
boohoo Group PLC(a)	409,800	1,635,866
Clinigen Group PLC	35,700	457,140
Curtis Banks Group PLC	278,800	1,299,587
CVS Group PLC	92,500	1,401,015
Dechra Pharmaceuticals PLC	47,900	1,794,880
dotdigital group PLC	1,089,556	1,632,989

		Value
	Shares	(Note 2)
Britain (continued)
Endava PLC, ADR(a)	56,448	$2,606,204
FDM Group Holdings PLC	49,500	641,175
First Derivatives PLC	14,850	543,180
Gamma Communications PLC	34,400	634,119
Horizon Discovery Group PLC(a)	233,200	486,545
Impax Asset Management Group PLC	439,565	2,286,952
Intermediate Capital Group PLC	47,723	1,094,497
Intertek Group PLC	11,400	865,009
JTC PLC(b)(c)	342,942	1,942,745
K3 Capital Group PLC	170,800	536,788
LoopUp Group PLC(a)	378,449	427,279
On the Beach Group PLC(b)(c)	275,700	1,419,111
Oxford Immunotec Global PLC(a)	60,225	932,283
Sabre Insurance Group PLC(b)(c)	155,571	633,755
Sanne Group PLC	345,378	2,740,987
Softcat PLC	67,338	1,025,423
St. James's Place PLC	107,238	1,612,824
Trainline PLC(a)(b)(c)	120,300	748,498
Volution Group PLC	269,347	860,727
XPS Pensions Group PLC(b)	1,094,928	2,046,020
		37,463,364

Canada (2.55%)
Badger Daylighting, Ltd.	40,900	1,067,158
Biosyent, Inc.(a)	93,300	408,196
Gildan Activewear, Inc.	28,700	795,246
Lululemon Athletica, Inc.(a)	10,350	2,477,687
Richelieu Hardware, Ltd.	44,000	971,165
Ritchie Bros Auctioneers, Inc.	40,750	1,720,465
		7,439,917

China (5.50%)
58.com, Inc., ADR(a)	12,475	693,860
BBI Life Sciences Corp.(b)	7,001,500	3,006,230
CSPC Pharmaceutical Group, Ltd.	405,000	888,353
Essex Bio-technology, Ltd.	954,000	653,389
Hangzhou Tigermed Consulting Co., Ltd., Class A	36,750	382,318
HUYA, Inc., ADR(a)	21,488	384,205
Koolearn Technology Holding, Ltd.(a)(b)(c)	197,000	686,647
Man Wah Holdings, Ltd.	1,608,400	1,108,903
O2Micro International, Ltd., ADR(a)	292,039	446,820
Silergy Corp.	98,925	3,561,923
TK Group Holdings, Ltd.	1,720,000	834,018
WuXi AppTec Co., Ltd., Class H(b)(c)	172,400	2,088,170
Yum China Holdings, Inc.	31,000	1,335,170
		16,070,006

		Value
	Shares	(Note 2)
Colombia (1.17%)
Parex Resources, Inc.(a)	215,961	$3,418,757

Denmark (0.17%)
Ambu A/S, Class B	27,656	504,786

Egypt (0.42%)
African Export-Import Bank, GDR	200,000	799,000
Integrated Diagnostics Holdings PLC(b)(b)(c)	95,137	418,603
		1,217,603

France (2.87%)
Alten SA	10,400	1,281,729
BioMerieux	8,000	792,901
Bureau Veritas SA	31,962	880,710
Esker SA	21,509	2,547,674
Infotel SA	17,660	840,953
Neurones	17,282	414,185
Thermador Groupe	26,908	1,635,364
		8,393,516

Georgia (0.16%)
Georgia Healthcare Group PLC(b)(c)	284,198	461,598

Germany (3.75%)
CANCOM SE	13,300	791,302
Dermapharm Holding SE	27,300	1,142,012
FUCHS PETROLUB SE	15,500	686,941
Grand City Properties SA	69,400	1,778,742
GRENKE AG	6,200	618,508
Marley Spoon AG(a)	689,189	159,163
Nexus AG	20,285	772,051
Norma Group SE	28,260	1,030,279
PATRIZIA AG	75,204	1,795,249
Puma SE	18,400	1,473,344
Wirecard AG	4,821	707,152
		10,954,743

Greece (0.91%)
JUMBO SA	33,700	685,398
Sarantis SA	199,040	1,964,639
		2,650,037

Hong Kong (1.23%)
Jacobson Pharma Corp., Ltd.(b)	5,581,000	1,169,938
Plover Bay Technologies, Ltd.(b)	3,254,000	466,452
Techtronic Industries Co., Ltd.	113,500	905,627
Vitasoy International Holdings, Ltd.	288,000	1,038,091
		3,580,108

India (6.82%)
Bajaj Finance, Ltd.	34,500	2,102,917
Cyient, Ltd.	181,100	1,243,346

		Value
	Shares	(Note 2)
India (continued)
Essel Propack, Ltd.	168,995	$426,272
Gulf Oil Lubricants India, Ltd.	68,300	771,178
HDFC Bank, Ltd.	71,000	1,216,172
HDFC Life Insurance Co., Ltd.(b)(c)	110,000	922,272
Hero MotoCorp, Ltd.	23,831	832,412
IndiaMart InterMesh, Ltd.(a)(b)(c)	22,969	751,844
L&T Technology Services, Ltd.(b)(c)	21,000	493,423
Metropolis Healthcare, Ltd.(a)(b)(c)	83,879	1,937,045
Poly Medicure, Ltd.	242,220	924,650
TCI Express, Ltd.	133,959	1,667,358
Time Technoplast, Ltd.	712,756	539,051
Vaibhav Global, Ltd.	77,947	1,167,771
Westlife Development, Ltd.(a)	126,000	761,140
WNS Holdings, Ltd., ADR(a)	58,075	4,144,232
		19,901,083

Indonesia (2.29%)
Arwana Citramulia Tbk PT	26,137,200	823,068
Bank Central Asia Tbk PT	571,500	1,350,467
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(a)	3,448,500	1,110,645
Hexindo Adiperkasa Tbk PT	1,636,900	371,614
Indonesia Pondasi Raya Tbk PT	4,149,800	100,592
Selamat Sempurna Tbk PT	22,307,600	2,262,958
Ultrajaya Milk Industry & Trading Co. Tbk PT	5,474,800	676,969
		6,696,313

Ireland (1.30%)
Irish Residential Properties REIT PLC	871,726	1,602,939
Keywords Studios PLC	40,800	662,004
Uniphar PLC(a)	1,074,600	1,540,770
		3,805,713

Israel (0.90%)
Wix.com, Ltd.(a)	18,452	2,632,916

Italy (1.44%)
DiaSorin SpA	6,807	836,903
FinecoBank Banca Fineco SpA	87,914	1,028,649
Freni Brembo SpA	43,093	492,892
Interpump Group SpA	32,697	921,973
Piovan SpA(b)(c)	140,839	916,882
		4,197,299

Japan (6.69%)
AIT Corp.	70,800	642,414
Asics Corp.	26,200	382,766
BayCurrent Consulting, Inc.	26,100	1,822,343
Cosmos Pharmaceutical Corp.	2,200	483,165
Create SD Holdings Co., Ltd.	19,800	492,539

		Value
	Shares	(Note 2)
Japan (continued)
eGuarantee, Inc.	29,200	$352,967
Future Corp.	69,300	1,200,909
Japan Lifeline Co., Ltd.	33,100	393,788
MarkLines Co., Ltd.	36,300	651,063
Medikit Co., Ltd.	7,800	548,763
MISUMI Group, Inc.	28,000	694,773
MonotaRO Co., Ltd.	37,500	899,541
Naigai Trans Line, Ltd.	59,150	685,787
Nihon M&A Center, Inc.	39,200	1,121,411
Open Door, Inc.(a)	53,100	644,740
Seria Co., Ltd.	35,600	979,684
Synchro Food Co., Ltd.(a)	113,400	552,619
System Information Co., Ltd.	49,100	437,690
Systena Corp.	51,200	859,036
Syuppin Co., Ltd.	147,200	1,420,912
Trancom Co., Ltd.	18,300	1,299,279
Tsuruha Holdings, Inc.	3,800	465,127
Unicharm Corp.	23,600	807,678
Vega Corp. Co., Ltd.(a)	130,900	735,731
YAKUODO Holdings Co., Ltd.	47,200	945,317
		19,520,042

Mexico (0.31%)
Grupo Herdez SAB de CV	235,790	469,945
Regional SAB de CV	74,857	426,311
		896,256

Netherlands (1.37%)
Aalberts NV	43,782	1,911,553
Shop Apotheke Europe NV(a)(b)(c)	32,100	1,625,168
Takeaway.com NV(a)(b)(c)	5,000	470,655
		4,007,376

New Zealand (0.38%)
CBL Corp., Ltd.(a)(d)	819,006	1
NZX, Ltd.	1,230,372	1,102,243
		1,102,244

Norway (1.65%)
Infront ASA	190,066	487,669
Medistim ASA	25,541	607,589
Sbanken ASA(b)(c)	101,000	769,748
Self Storage Group ASA(a)	777,569	2,564,350
Webstep AS(b)(c)	149,810	381,561
		4,810,917

Oman (0.32%)
Tethys Oil AB	112,700	938,962

Philippines (1.64%)
Concepcion Industrial Corp.	1,793,920	1,079,952
Pryce Corp.	6,894,800	637,528
Puregold Price Club, Inc.	992,700	743,398
Wilcon Depot, Inc.	6,270,400	2,324,775
		4,785,653

		Value
	Shares	(Note 2)
Poland (1.29%)
Dino Polska SA(a)(b)(c)	60,218	$2,520,946
LiveChat Software SA	68,104	825,253
PGS Software SA(a)	138,887	433,736
		3,779,935

Singapore (0.17%)
Riverstone Holdings, Ltd./Singapore	652,800	500,675

South Africa (0.77%)
ARB Holdings, Ltd.	2,093,266	492,082
Clicks Group, Ltd.	64,000	1,032,594
Italtile, Ltd.	822,600	711,968
		2,236,644

South Korea (0.45%)
LEENO Industrial, Inc.	6,000	405,958
LG Household & Health Care, Ltd.	383	400,588
Tokai Carbon Korea Co., Ltd.	10,000	493,940
		1,300,486

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sweden (2.89%)
Epiroc AB, Class B	63,300	715,398
EQT AB(a)	112,400	1,427,928
Hexpol AB	98,400	887,069
KNOW IT AB	74,700	1,524,683
Nibe Industrier AB, Class B	52,000	901,228
OEM International AB, Class B	13,943	353,394
SwedenCare AB(a)	134,004	1,405,894
Vitec Software Group AB, Class B	55,500	1,220,486
		8,436,080

Switzerland (0.61%)
Partners Group Holding AG	1,935	1,771,404

Taiwan (2.96%)
Bioteque Corp.	243,000	939,498
FineTek Co., Ltd.	155,400	430,192
Gourmet Master Co., Ltd.	94,000	315,994
Pacific Hospital Supply Co., Ltd.	449,000	1,137,142
Poya International Co., Ltd.	98,000	1,404,411
Sporton International, Inc.	212,859	1,395,601
Test Research, Inc.	409,440	734,168
TSC Auto ID Technology Co., Ltd.	78,060	565,702
TTFB Co., Ltd.	148,000	1,228,219
Voltronic Power Technology Corp.	19,950	479,104
		8,630,031

		Value
	Shares	(Note 2)
Thailand (0.20%)
TOA Paint Thailand PCL	510,000	$584,243

United Arab Emirates (0.53%)
Aramex PJSC	1,593,033	1,552,879

United States (23.98%)
8x8, Inc.(a)	44,175	822,538
ABIOMED, Inc.(a)	3,375	628,729
Accenture PLC, Class A	1,375	282,164
Adaptive Biotechnologies Corp.(a)	10,800	322,974
Amazon.com, Inc.(a)	575	1,155,014
Apollo Global Management, Inc., Class A	62,425	2,953,951
BioDelivery Sciences International, Inc.(a)	184,325	967,706
Blackline, Inc.(a)	14,375	879,319
Blackstone Group, Inc., Class A	32,075	1,958,820
Cactus, Inc., Class A	27,025	778,860
Castle Biosciences, Inc.(a)	27,225	839,619
CH Robinson Worldwide, Inc.	10,135	731,950
Core Laboratories NV	23,000	807,990
CoreSite Realty Corp.	15,075	1,770,559
DexCom, Inc.(a)	1,325	318,994
DXP Enterprises, Inc.(a)	37,922	1,314,756
Edwards Lifesciences Corp.(a)	1,425	313,300
EPAM Systems, Inc.(a)	15,425	3,519,059
Equinix, Inc.	2,325	1,371,122
Esquire Financial Holdings, Inc.(a)	25,762	586,085
Etsy, Inc.(a)	9,100	444,171
ExlService Holdings, Inc.(a)	18,350	1,341,568
Fastenal Co.	54,057	1,885,508
Fastly, Inc., Class A(a)	27,500	619,025
First Republic Bank	46,625	5,169,780
Frontage Holdings Corp.(a)(b)(c)	685,000	339,033
Genpact, Ltd.	55,750	2,468,053
Goosehead Insurance, Inc., Class A	13,635	711,474
Hackett Group, Inc.	22,025	340,396
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,025	1,262,182
HD Supply Holdings, Inc.(a)	24,000	977,760
HealthEquity, Inc.(a)	12,725	840,614
Heska Corp.(a)	10,075	1,009,414
I3 Verticals, Inc., Class A(a)	19,550	631,270
Inphi Corp.(a)	15,775	1,198,269
Kinsale Capital Group, Inc.	5,725	653,910
Knight-Swift Transportation Holdings, Inc.	24,300	901,044
LGI Homes, Inc.(a)	10,500	837,270
Littelfuse, Inc.	3,100	548,421
Microchip Technology, Inc.	8,450	823,706
Monro, Inc.	13,350	837,045
MSC Industrial Direct Co., Inc., Class A	8,150	554,771

		Value
	Shares	(Note 2)
United States (continued)
New Relic, Inc.(a)	30,925	$2,041,359
NV5 Global, Inc.(a)	58,075	3,607,038
NVIDIA Corp.	1,950	461,039
Old Dominion Freight Line, Inc.	3,025	593,596
Paycom Software, Inc.(a)	7,003	2,228,074
Paylocity Holding Corp.(a)	3,200	454,048
Pluralsight, Inc., Class A(a)	108,264	2,099,239
Power Integrations, Inc.	14,465	1,412,797
Qualys, Inc.(a)	22,000	1,886,280
Revolve Group, Inc.(a)	98,475	1,751,870
Silicon Laboratories, Inc.(a)	5,800	570,198
STAAR Surgical Co.(a)	7,354	247,389
SVB Financial Group(a)	6,650	1,598,195
Systemax, Inc.	79,088	1,870,431
Transcat, Inc.(a)	29,077	889,756
Veracyte, Inc.(a)	10,282	269,903
Virtusa Corp.(a)	31,850	1,326,234
		70,025,639

Vietnam (1.58%)
Vietnam Dairy Products JSC	365,929	1,697,086
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	1,965,724
Vincom Retail JSC	750,960	961,819
		4,624,629

TOTAL COMMON STOCKS
(Cost $213,212,852)		289,702,171

PREFERRED STOCKS (0.31%)
United States (0.31%)
Dataminr, Inc.(a)(d)	45,833	912,077

TOTAL PREFERRED STOCKS
(Cost $912,077)		912,077

TOTAL INVESTMENTS (99.54%)
(Cost $214,124,929)		$290,614,248

Other Assets In Excess Of Liabilities (0.46%)(f)		1,353,177

NET ASSETS (100.00%)		$291,967,425

SCHEDULE OF SECURITIES SOLD SHORT

	Shares	Value (Note 2)
COMMON STOCKS (-0.19%)
United States
Echo Global Logistics, Inc.	(28,000)	$(542,640)

TOTAL COMMON STOCKS		(542,640)

TOTAL SECURITIES SOLD SHORT
(Proceeds $588,646)		$(542,640)

(a)	Non-Income Producing Security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $27,094,525, representing 9.28% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $20,013,697 representing 6.85% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.
(f)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.31%)
Argentina (0.85%)
Globant SA(a)	13,700	$1,680,990

Australia (1.78%)
Appen, Ltd.	54,500	898,527
Corporate Travel Management, Ltd.	84,400	991,967
Domino's Pizza Enterprises, Ltd.	25,600	930,654
Netwealth Group, Ltd.	130,100	693,973
		3,515,121

Bangladesh (0.28%)
Square Pharmaceuticals, Ltd.	234,825	545,892

Belgium (0.81%)
Melexis NV	22,596	1,605,881

Bermuda (0.80%)
Bank of NT Butterfield & Son, Ltd.	47,760	1,586,587

Brazil (1.47%)
Fleury SA	105,000	759,562
Pagseguro Digital, Ltd., Class A(a)	45,500	1,478,295
Raia Drogasil SA	23,100	667,713
		2,905,570

Britain (12.82%)
Ascential PLC(b)(c)	227,800	1,095,047
B&M European Value Retail SA	897,400	4,302,997
boohoo Group PLC(a)	503,200	2,008,707
Close Brothers Group PLC	29,555	551,737
Dechra Pharmaceuticals PLC	103,300	3,870,795
Endava PLC, ADR(a)	33,350	1,539,769
Intermediate Capital Group PLC	39,349	902,444
Intertek Group PLC	14,200	1,077,467
Sanne Group PLC	381,320	3,026,229
Softcat PLC	70,718	1,076,894
St. James's Place PLC	348,489	5,241,158
Trainline PLC(a)(b)(c)	111,300	692,501
		25,385,745

Canada (3.61%)
Gildan Activewear, Inc.	51,567	1,428,866
Lululemon Athletica, Inc.(a)	16,900	4,045,691
Ritchie Bros Auctioneers, Inc.	39,350	1,661,357
		7,135,914

		Value
	Shares	(Note 2)
China (5.82%)
Baozun, Inc., Sponsored ADR(a)	23,500	$707,585
CSPC Pharmaceutical Group, Ltd.	242,000	530,818
Hangzhou Tigermed Consulting Co., Ltd., Class A	65,700	683,492
Li Ning Co., Ltd.	97,000	283,277
Silergy Corp.	157,000	5,652,989
Trip.com Group, Ltd., ADR(a)	40,575	1,303,675
WuXi AppTec Co., Ltd., Class H(b)(c)	74,400	901,159
Yum China Holdings, Inc.	33,825	1,456,843
		11,519,838

Denmark (0.64%)
Ambu A/S, Class B	69,521	1,268,920

France (2.76%)
Alten SA	20,732	2,555,077
BioMerieux	10,093	1,000,344
Bureau Veritas SA	39,950	1,100,818
Eurofins Scientific SE	1,485	798,717
		5,454,956

Georgia (0.60%)
Bank of Georgia Group PLC	59,562	1,189,997

Germany (5.15%)
Dermapharm Holding SE	40,000	1,673,277
Grand City Properties SA	77,800	1,994,037
GRENKE AG	12,000	1,197,112
Norma Group SE	33,390	1,217,304
PATRIZIA AG	78,815	1,881,450
Puma SE	14,900	1,193,089
QIAGEN NV(a)	30,950	1,045,491
		10,201,760

Hong Kong (1.81%)
Techtronic Industries Co., Ltd.	99,000	789,930
Value Partners Group, Ltd.	2,548,900	1,370,897
Vitasoy International Holdings, Ltd.	394,500	1,421,968
		3,582,795

India (4.83%)
Bajaj Finance, Ltd.	53,570	3,265,312
HDFC Bank, Ltd.	59,500	1,019,186
HDFC Life Insurance Co., Ltd.(b)(c)	136,000	1,140,264
L&T Technology Services, Ltd.(b)(c)	39,757	934,144
WNS Holdings, Ltd., ADR(a)	44,825	3,198,712
		9,557,618

		Value
	Shares	(Note 2)
Indonesia (0.40%)
Bank Central Asia Tbk PT	336,000	$793,975

Israel (0.87%)
Wix.com, Ltd.(a)	12,100	1,726,549

Italy (2.91%)
DiaSorin SpA	16,296	2,003,550
FinecoBank Banca Fineco SpA	125,366	1,466,861
Freni Brembo SpA	86,921	994,190
Interpump Group SpA	45,592	1,285,580
		5,750,181

Japan (6.42%)
Cosmos Pharmaceutical Corp.	3,500	768,672
Create SD Holdings Co., Ltd.	22,600	562,191
Japan Lifeline Co., Ltd.	61,500	731,661
MISUMI Group, Inc.	33,300	826,283
MonotaRO Co., Ltd.	51,300	1,230,572
Nihon M&A Center, Inc.	105,800	3,026,666
Seria Co., Ltd.	33,900	932,901
Systena Corp.	101,500	1,702,973
Tokyo Century Corp.	19,500	991,955
Tsuruha Holdings, Inc.	10,400	1,272,979
Unicharm Corp.	19,200	657,094
		12,703,947

Mexico (0.50%)
Regional SAB de CV	174,500	993,779

Netherlands (2.20%)
Aalberts NV	80,585	3,518,398
Takeaway.com NV(a)(b)(c)	8,850	833,060
		4,351,458

Philippines (1.03%)
Philippine Seven Corp.	259,000	726,097
Puregold Price Club, Inc.	1,006,000	753,358
Wilcon Depot, Inc.	1,525,600	565,622
		2,045,077

Poland (0.97%)
Dino Polska SA(a)(b)(c)	45,934	1,922,965

South Korea (0.36%)
LG Household & Health Care, Ltd.	675	705,997

Sweden (2.06%)
AddTech AB, Class B	23,100	706,980
EQT AB(a)	90,900	1,154,792
Hexpol AB	89,600	807,738
Nibe Industrier AB, Class B	43,608	755,783
Sweco AB, Class B	17,100	660,328
		4,085,621

		Value
	Shares	(Note 2)
Switzerland (0.90%)
Partners Group Holding AG	1,950	$1,785,136

United Arab Emirates (0.77%)
Aramex PJSC	757,000	737,919
Network International Holdings PLC(a)(b)(c)	99,200	794,088
		1,532,007

United States (32.21%)
ABIOMED, Inc.(a)	19,775	3,683,885
Apollo Global Management, Inc., Class A	47,250	2,235,870
Blackline, Inc.(a)	19,975	1,221,871
Burford Capital, Ltd.	21,200	176,088
CH Robinson Worldwide, Inc.	12,325	890,111
CoreSite Realty Corp.	13,050	1,532,722
Edwards Lifesciences Corp.(a)	3,350	736,531
EPAM Systems, Inc.(a)	18,375	4,192,072
ExlService Holdings, Inc.(a)	17,075	1,248,353
Fastenal Co.	106,825	3,726,056
First Republic Bank	69,025	7,653,492
Genpact, Ltd.	71,777	3,177,568
Goosehead Insurance, Inc., Class A	15,475	807,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,600	1,281,784
HD Supply Holdings, Inc.(a)	19,850	808,689
HealthEquity, Inc.(a)	22,507	1,486,812
Inphi Corp.(a)	21,750	1,652,130
Kinsale Capital Group, Inc.	6,950	793,829
Knight-Swift Transportation Holdings, Inc.	24,000	889,920
LGI Homes, Inc.(a)	11,175	891,095
Littelfuse, Inc.	3,725	658,990
Microchip Technology, Inc.	19,375	1,888,675
Monro, Inc.	34,250	2,147,475
New Relic, Inc.(a)	19,825	1,308,648
Old Dominion Freight Line, Inc.	5,425	1,064,548
Paycom Software, Inc.(a)	8,875	2,823,670
Pluralsight, Inc., Class A(a)	163,884	3,177,711
Power Integrations, Inc.	44,550	4,351,199
Qualys, Inc.(a)	20,175	1,729,805
Revolve Group, Inc.(a)	75,325	1,340,032
Silicon Laboratories, Inc.(a)	7,675	754,529
STAAR Surgical Co.(a)	22,525	757,741
SVB Financial Group(a)	8,210	1,973,109
Ulta Beauty, Inc.(a)	2,662	713,176
		63,775,672

Vietnam (1.68%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	544,106	630,908
Vietnam Dairy Products JSC	255,454	1,184,731

		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	909,095	$835,732
Vincom Retail JSC	531,770	681,083
		3,332,454

TOTAL COMMON STOCKS
(Cost $149,847,567)		192,642,402

PREFERRED STOCKS (0.24%)
United States (0.24%)
Dataminr, Inc.(a)(d)	24,262	482,814

TOTAL PREFERRED STOCKS
(Cost $482,814)		482,814

TOTAL INVESTMENTS (97.55%)
(Cost $150,330,381)		$193,125,216

Other Assets In Excess Of Liabilities (2.45%)		4,847,247

NET ASSETS (100.00%)		$197,972,463

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $8,313,228 representing 4.20% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $8,313,228, representing 4.20% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.29%)
Argentina (0.62%)
Globant SA(a)	33,625	$4,125,788

Australia (3.11%)
Appen, Ltd.	175,300	2,890,123
Corporate Travel Management, Ltd.	255,300	3,000,584
Fiducian Group, Ltd.	201,848	766,527
HUB24, Ltd.	177,100	1,271,030
Kogan.com, Ltd.	842,722	2,872,380
National Storage REIT	2,300,817	3,297,989
National Veterinary Care, Ltd.	1,102,500	2,691,301
Netwealth Group, Ltd.	257,600	1,374,077
PWR Holdings, Ltd.	777,500	2,452,516
		20,616,527

Austria (0.42%)
Palfinger AG	90,939	2,818,930

Bangladesh (0.53%)
Square Pharmaceuticals, Ltd.	1,504,505	3,497,487

Belgium (0.80%)
Melexis NV	74,368	5,285,277

Bermuda (1.22%)
Bank of NT Butterfield & Son, Ltd.	243,209	8,079,403

Brazil (1.28%)
Arco Platform, Ltd., Class A(a)	28,925	1,500,629
Fleury SA	521,100	3,769,597
Pagseguro Digital, Ltd., Class A(a)	100,000	3,249,000
		8,519,226

Britain (14.74%)
Ascential PLC(b)(c)	557,600	2,680,413
B&M European Value Retail SA	2,487,300	11,926,503
boohoo Group PLC(a)	2,121,900	8,470,340
Clinigen Group PLC	215,373	2,757,862
CVS Group PLC	728,400	11,032,429
Dechra Pharmaceuticals PLC	339,000	12,702,804
Endava PLC, ADR(a)	114,738	5,297,454
FDM Group Holdings PLC	236,800	3,067,276
First Derivatives PLC	77,400	2,831,122
Impax Asset Management Group PLC	770,147	4,006,892
JTC PLC(b)(c)	789,799	4,474,161
K3 Capital Group PLC	402,900	1,266,228
On the Beach Group PLC(b)(c)	750,650	3,863,822
Oxford Immunotec Global PLC(a)	320,390	4,959,637

		Value
	Shares	(Note 2)
Britain (continued)
Sanne Group PLC	874,906	$6,943,423
Softcat PLC	196,878	2,998,058
St. James's Place PLC	320,234	4,816,213
Trainline PLC(a)(b)(c)	175,200	1,090,082
Volution Group PLC	823,200	2,630,622
		97,815,341

Canada (4.22%)
Badger Daylighting, Ltd.	127,100	3,316,279
Biosyent, Inc.(a)	239,100	1,046,085
Gildan Activewear, Inc.	114,200	3,164,360
Lululemon Athletica, Inc.(a)	32,850	7,863,961
Richelieu Hardware, Ltd.	250,050	5,519,088
Ritchie Bros Auctioneers, Inc.	78,900	3,331,158
Stantec, Inc.	126,310	3,755,704
		27,996,635

China (5.72%)
BBI Life Sciences Corp.(c)	15,551,500	6,677,337
CSPC Pharmaceutical Group, Ltd.	1,474,000	3,233,167
Man Wah Holdings, Ltd.	5,555,000	3,829,867
O2Micro International, Ltd., ADR(a)	1,054,233	1,612,977
Silergy Corp.	396,199	14,265,659
TK Group Holdings, Ltd.	4,684,000	2,271,244
Trip.com Group, Ltd., ADR(a)	105,425	3,387,305
WuXi AppTec Co., Ltd., Class H(b)(c)	221,200	2,679,253
		37,956,809

Colombia (1.00%)
Parex Resources, Inc.(a)	419,301	6,637,718

France (3.47%)
Alten SA	41,900	5,163,888
Bureau Veritas SA	132,400	3,648,269
Esker SA	60,443	7,159,285
Infotel SA	16,113	767,286
Neurones	50,872	1,219,212
Thermador Groupe	83,436	5,070,916
		23,028,856

Georgia (1.08%)
Bank of Georgia Group PLC	144,411	2,885,207
Georgia Capital PLC(a)	163,711	1,738,088
TBC Bank Group PLC	155,946	2,553,487
		7,176,782

Germany (6.20%)
CANCOM SE	109,400	6,508,905
Dermapharm Holding SE	150,822	6,309,175
Grand City Properties SA	275,856	7,070,271
GRENKE AG	28,800	2,873,069
Nexus AG	63,706	2,424,661
Norma Group SE	94,103	3,430,727
PATRIZIA AG	350,050	8,356,297

		Value
	Shares	(Note 2)
Germany (continued)
QIAGEN NV(a)	123,000	$4,154,940
		41,128,045

Greece (0.15%)
Sarantis SA	100,600	992,980

Hong Kong (1.50%)
Jacobson Pharma Corp., Ltd.(c)	4,138,000	867,443
Value Partners Group, Ltd.	11,454,000	6,160,402
Vitasoy International Holdings, Ltd.	804,338	2,899,221
		9,927,066

India (6.73%)
Bajaj Finance, Ltd.	120,760	7,360,820
Cyient, Ltd.	615,912	4,228,559
Essel Propack, Ltd.	377,718	952,753
Gulf Oil Lubricants India, Ltd.	131,478	1,484,523
IndiaMart InterMesh, Ltd.(a)(b)(c)	57,699	1,888,661
L&T Technology Services, Ltd.(b)(c)	105,618	2,481,635
Metropolis Healthcare, Ltd.(a)(b)(c)	398,000	9,191,146
TCI Express, Ltd.	217,000	2,700,951
Time Technoplast, Ltd.	3,187,734	2,410,856
WNS Holdings, Ltd., ADR(a)	166,975	11,915,336
		44,615,240

Indonesia (2.25%)
Arwana Citramulia Tbk PT	63,783,500	2,008,561
Indonesia Pondasi Raya Tbk PT	19,093,000	462,818
Link Net Tbk PT	8,897,400	2,391,319
Panin Sekuritas Tbk PT	8,494,000	771,334
Selamat Sempurna Tbk PT	63,313,800	6,422,764
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,838,800
		14,895,596

Ireland (2.57%)
Irish Residential Properties REIT PLC	4,720,418	8,679,953
Keywords Studios PLC	256,446	4,160,989
Uniphar PLC(a)	2,939,700	4,214,966
		17,055,908

Israel (0.69%)
Wix.com, Ltd.(a)	31,983	4,563,654

Italy (3.33%)
DiaSorin SpA	38,132	4,688,227
FinecoBank Banca Fineco SpA	423,798	4,958,704
Freni Brembo SpA	418,082	4,781,961
Interpump Group SpA	169,144	4,769,437

		Value
	Shares	(Note 2)
Italy (continued)
Piovan SpA(b)(c)	445,548	$2,900,581
		22,098,910

Japan (14.88%)
AIT Corp.	398,600	3,616,756
BayCurrent Consulting, Inc.	98,700	6,891,390
Create SD Holdings Co., Ltd.	152,300	3,788,570
eGuarantee, Inc.	208,200	2,516,700
Future Corp.	283,800	4,918,009
Japan Lifeline Co., Ltd.	303,900	3,615,478
M&A Capital Partners Co., Ltd.(a)	74,600	2,323,981
MISUMI Group, Inc.	130,400	3,235,657
MonotaRO Co., Ltd.	128,400	3,080,027
Naigai Trans Line, Ltd.	88,500	1,026,071
Nihon M&A Center, Inc.	177,300	5,072,096
Open Door, Inc.(a)	205,300	2,492,753
Seria Co., Ltd.	282,300	7,768,672
SMS Co., Ltd.	211,100	5,228,617
Strike Co., Ltd.	97,200	4,144,440
Sundrug Co., Ltd.	56,800	1,924,845
Synchro Food Co., Ltd.(a)	556,500	2,711,927
System Information Co., Ltd.	381,800	3,403,461
Systena Corp.	300,000	5,033,416
Syuppin Co., Ltd.	274,300	2,647,800
Tokyo Century Corp.	183,200	9,319,290
Trancom Co., Ltd.	92,890	6,595,083
Tsuruha Holdings, Inc.	38,600	4,724,710
YAKUODO Holdings Co., Ltd.	131,400	2,631,666
		98,711,415

Malaysia (0.79%)
AEON Credit Service M Bhd	1,019,937	3,230,547
My EG Services Bhd	4,672,400	1,176,071
Scicom MSC Bhd	3,549,500	803,812
		5,210,430

Mexico (0.57%)
Credito Real SAB de CV SOFOM ER	462,900	585,500
Regional SAB de CV	560,065	3,189,574
		3,775,074

Netherlands (1.76%)
Aalberts NV	267,576	11,682,557

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.48%)
Medistim ASA	103,811	2,469,536
Sbanken ASA(b)(c)	688,929	5,250,509
Self Storage Group ASA(a)	632,372	2,085,504
		9,805,549

		Value
	Shares	(Note 2)
Oman (0.31%)
Tethys Oil AB	245,008	$2,041,288

Philippines (0.92%)
Concepcion Industrial Corp.	3,070,600	1,848,522
Puregold Price Club, Inc.	5,645,000	4,227,342
		6,075,864

Poland (0.88%)
Dino Polska SA(a)(b)(c)	105,062	4,398,280
LiveChat Software SA	85,000	1,029,991
PGS Software SA(a)	130,778	408,412
		5,836,683

Singapore (0.54%)
Riverstone Holdings, Ltd./Singapore	4,714,000	3,615,475

South Africa (0.55%)
Italtile, Ltd.	4,209,423	3,643,296

South Korea (1.60%)
Hy-Lok Corp.	84,332	1,099,466
LEENO Industrial, Inc.	85,000	5,751,079
Suprema, Inc.(a)	70,500	2,628,608
Tokai Carbon Korea Co., Ltd.	23,540	1,162,734
		10,641,887

Sweden (1.57%)
Epiroc AB, Class B	295,500	3,339,654
EQT AB(a)	8,900	113,066
Hexpol AB	304,600	2,745,948
KNOW IT AB	156,100	3,186,117
Nibe Industrier AB, Class B	58,300	1,010,415
		10,395,200

Taiwan (2.70%)
Bioteque Corp.	908,000	3,510,554
M31 Technology Corp.	34,000	338,767
Poya International Co., Ltd.	24,000	343,937
Sinmag Equipment Corp.	796,158	2,853,906
Sporton International, Inc.	876,003	5,743,478
Test Research, Inc.	2,238,252	4,013,418
TSC Auto ID Technology Co., Ltd.	151,800	1,100,098
		17,904,158

Turkey (0.08%)
DP Eurasia NV(a)(b)(c)	635,340	528,548

United Arab Emirates (0.97%)
Aramex PJSC	4,066,125	3,963,634
Network International Holdings PLC(a)(b)(c)	307,300	2,459,913
		6,423,547

United States (3.66%)
Core Laboratories NV	69,100	2,427,483

		Value
	Shares	(Note 2)
United States (continued)
EPAM Systems, Inc.(a)	64,375	$14,686,512
Genpact, Ltd.	162,450	7,191,662
		24,305,657

Vietnam (1.40%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,161,861	2,506,745
Vietnam Dairy Products JSC	758,516	3,517,805
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	3,281,962
		9,306,512

TOTAL COMMON STOCKS
(Cost $479,945,761)		638,735,319

TOTAL INVESTMENTS (96.29%)
(Cost $479,945,761)		$638,735,319

Other Assets In Excess Of Liabilities (3.71%)		24,640,407

NET ASSETS (100.00%)		$663,375,726

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $43,887,004 representing 6.62% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $51,431,784, representing 7.75% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (91.60%)
Argentina (1.08%)
Globant SA(a)	81,475	$9,996,982

Australia (2.67%)
Appen, Ltd.	393,600	6,489,175
Corporate Travel Management, Ltd.	570,100	6,700,481
Domino's Pizza Enterprises, Ltd.	180,700	6,569,109
Netwealth Group, Ltd.	906,100	4,833,273
		24,592,038

Bangladesh (0.30%)
Square Pharmaceuticals, Ltd.	1,175,515	2,732,692

Belgium (0.99%)
Melexis NV	128,598	9,139,362

Bermuda (1.21%)
Bank of NT Butterfield & Son, Ltd.	336,357	11,173,780

Brazil (2.00%)
Fleury SA	679,000	4,911,834
Pagseguro Digital, Ltd., Class A(a)	275,500	8,950,995
Raia Drogasil SA	156,500	4,523,685
		18,386,514

Britain (16.43%)
Ascential PLC(b)(c)	1,552,200	7,461,507
B&M European Value Retail SA	4,992,800	23,940,275
boohoo Group PLC(a)	3,283,914	13,108,944
Close Brothers Group PLC	246,388	4,599,604
Dechra Pharmaceuticals PLC	588,200	22,040,676
Endava PLC, ADR(a)	204,675	9,449,845
Intermediate Capital Group PLC	221,868	5,088,402
Intertek Group PLC	114,500	8,688,028
Sanne Group PLC	2,210,300	17,541,368
Softcat PLC	472,135	7,189,671
St. James's Place PLC	1,880,542	28,282,724
Trainline PLC(a)(b)(c)	626,200	3,896,173
		151,287,217

Canada (4.81%)
Gildan Activewear, Inc.	329,934	9,142,119
Lululemon Athletica, Inc.(a)	88,725	21,239,878
Ritchie Bros Auctioneers, Inc.	215,349	9,092,035

		Value
	Shares	(Note 2)
Canada (continued)
Stantec, Inc.	160,889	$4,783,876
		44,257,908

China (8.16%)
51job, Inc., ADR(a)	25,450	1,836,217
58.com, Inc., ADR(a)	48,100	2,675,322
Baozun, Inc., Sponsored ADR(a)	127,500	3,839,025
CSPC Pharmaceutical Group, Ltd.	1,617,000	3,546,832
Hangzhou Tigermed Consulting Co., Ltd., Class A	381,550	3,969,349
Li Ning Co., Ltd.	601,000	1,755,148
Silergy Corp.	837,200	30,144,473
Trip.com Group, Ltd., ADR(a)	236,525	7,599,548
WuXi AppTec Co., Ltd., Class H(b)(c)	454,400	5,503,855
Wuxi Biologics Cayman, Inc.(a)(b)(c)	229,000	2,896,365
Yum China Holdings, Inc.	263,300	11,340,331
		75,106,465

Denmark (0.81%)
Ambu A/S, Class B	406,736	7,423,879

France (3.81%)
Alten SA	128,264	15,807,659
BioMerieux	64,600	6,402,680
Bureau Veritas SA	231,650	6,383,092
Eurofins Scientific SE	12,059	6,486,008
		35,079,439

Georgia (0.84%)
Bank of Georgia Group PLC	328,600	6,565,144
Georgia Capital PLC(a)	108,500	1,151,923
		7,717,067

Germany (6.94%)
Dermapharm Holding SE	216,256	9,046,406
Grand City Properties SA	546,400	14,004,393
GRENKE AG	60,650	6,050,404
Norma Group SE	213,450	7,781,778
PATRIZIA AG	513,480	12,257,652
Puma SE	108,500	8,687,926
QIAGEN NV(a)	180,300	6,090,534
		63,919,093

Hong Kong (2.46%)
Techtronic Industries Co., Ltd.	671,500	5,357,962
Value Partners Group, Ltd.	15,681,000	8,433,844
Vitasoy International Holdings, Ltd.	2,471,000	8,906,674
		22,698,480

India (6.21%)
Bajaj Finance, Ltd.	289,430	17,641,953

		Value
	Shares	(Note 2)
India (continued)
HDFC Bank, Ltd.	383,000	$6,560,474
HDFC Life Insurance Co., Ltd.(b)(c)	773,000	6,481,057
L&T Technology Services, Ltd.(b)(c)	230,098	5,406,458
WNS Holdings, Ltd., ADR(a)	295,045	21,054,411
		57,144,353

Indonesia (0.55%)
Bank Central Asia Tbk PT	2,140,000	5,056,866

Israel (1.03%)
Wix.com, Ltd.(a)	66,200	9,446,078

Italy (4.41%)
DiaSorin SpA	125,520	15,432,348
FinecoBank Banca Fineco SpA	893,168	10,450,629
Freni Brembo SpA	630,857	7,215,651
Interpump Group SpA	264,827	7,467,457
		40,566,085

Japan (9.66%)
Cosmos Pharmaceutical Corp.	16,900	3,711,589
Create SD Holdings Co., Ltd.	156,800	3,900,510
Japan Lifeline Co., Ltd.	420,300	5,000,282
MISUMI Group, Inc.	244,600	6,069,337
MonotaRO Co., Ltd.	391,500	9,391,204
Nihon M&A Center, Inc.	653,600	18,697,813
Pigeon Corp.	78,300	2,763,374
Seria Co., Ltd.	318,300	8,759,364
Systena Corp.	689,500	11,568,468
Tokyo Century Corp.	168,800	8,586,770
Tsuruha Holdings, Inc.	56,600	6,927,943
Unicharm Corp.	103,500	3,542,149
		88,918,803

Mexico (0.71%)
Regional SAB de CV	1,147,450	6,534,735

Netherlands (2.70%)
Aalberts NV	457,658	19,981,671
Takeaway.com NV(a)(b)(c)	51,700	4,866,576
		24,848,247

Philippines (0.82%)
Puregold Price Club, Inc.	6,588,200	4,933,671
Wilcon Depot, Inc.	7,061,200	2,617,968
		7,551,639

Poland (1.21%)
Dino Polska SA(a)(b)(c)	267,372	11,193,171

South Korea (0.48%)
LG Household & Health Care, Ltd.	4,250	4,445,167

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $52,762,672 representing 5.73% of net assets.

		Value
	Shares	(Note 2)
Sweden (2.73%)
AddTech AB, Class B	148,800	$4,554,056
EQT AB(a)	579,100	7,356,878
Hexpol AB	485,900	4,380,355
Nibe Industrier AB, Class B	277,600	4,811,169
Sweco AB, Class B	104,000	4,016,027
		25,118,485

Switzerland (1.21%)
Partners Group Holding AG	12,190	11,159,386

United Arab Emirates (0.85%)
Aramex PJSC	2,889,000	2,816,180
Network International Holdings PLC(a)(b)(c)	631,800	5,057,510
		7,873,690

United States (4.78%)
Accenture PLC, Class A	25,250	5,181,552
Burford Capital, Ltd.	140,600	1,167,830
EPAM Systems, Inc.(a)	90,475	20,640,966
Genpact, Ltd.	383,650	16,984,186
		43,974,534

Vietnam (1.74%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,286,248	2,650,976
Vietnam Dairy Products JSC	1,283,960	5,954,681
Vietnam Technological & Commercial Joint Stock Bank(a)	3,771,617	3,467,251
Vincom Retail JSC	3,059,760	3,918,898
		15,991,806

TOTAL COMMON STOCKS
(Cost $702,454,340)		843,333,961

TOTAL INVESTMENTS (91.60%)
(Cost $702,454,340)		$843,333,961

Other Assets In Excess Of Liabilities (8.40%)		77,345,707

NET ASSETS (100.00%)		$920,679,668

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of these securities was $52,762,672, representing 5.73% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2020, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund and Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” and the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable,

Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2020:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
Bangladesh	$–	$3,620,563	$–	$3,620,563
China	28,938,858	65,015,740	–	93,954,598
Egypt	3,630,340	1,437,975	–	5,068,315
Greece	5,958,569	4,730,672	–	10,689,241
Hong Kong	–	14,759,763	–	14,759,763
India	20,651,804	54,135,238	–	74,787,042
Indonesia	5,205,534	13,374,583	–	18,580,117
Malaysia	4,529,741	2,250,263	–	6,780,004
Oman	–	1,429,880	–	1,429,880
Pakistan	–	1,932,467	–	1,932,467
Philippines	7,513,546	12,025,308	7,002	19,545,856
Poland	4,237,617	7,813,410	–	12,051,027
Russia	2,671,552	2,063,416	–	4,734,968
South Africa	5,504,255	8,746,416	–	14,250,671
South Korea	–	23,626,648	–	23,626,648
Taiwan	–	35,826,241	–	35,826,241
Thailand	–	5,930,367	–	5,930,367
United Arab Emirates	–	4,452,581	–	4,452,581
United States	12,390,043	164,814	–	12,554,857
Vietnam	854,923	15,202,480	–	16,057,403
Other*	66,484,217	–	–	66,484,217
Total	$168,570,999	$278,538,825	$7,002	$447,116,826

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks
Australia	$59,229	$231,667	$–	$290,896
Britain	508,566	128,883	–	637,449
China	51,102	497,261	–	548,363
France	160,896	119,353	–	280,249
Germany	–	184,594	–	184,594
Greece	59,223	73,218	–	132,441
Hong Kong	–	399,850	–	399,850
India	–	229,352	–	229,352
Indonesia	–	129,046	–	129,046
Italy	119,317	106,766	–	226,083
Japan	–	864,460	–	864,460
Netherlands	–	112,950	–	112,950
New Zealand	–	41,435	–	41,435
Norway	60,391	23,985	–	84,376
Oman	–	58,321	–	58,321
Poland	61,385	52,577	–	113,962
Singapore	–	75,393	–	75,393
South Korea	–	130,060	–	130,060
Sweden	56,320	162,112	–	218,432
Taiwan	–	428,713	–	428,713
United Arab Emirates	–	47,765	–	47,765
Vietnam	–	167,026	–	167,026
Other*	2,208,316	–	–	2,208,316
Total	$3,344,745	$4,264,787	$–	$7,609,532

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$128,131	$4,109,242	$–	$4,237,373
Britain	4,330,174	477,561	–	4,807,735
China	172,362	1,196,165	–	1,368,527
Egypt	–	85,709	–	85,709
Germany	34,788	133,211	–	167,999
Hong Kong	–	717,194	–	717,194
India	964,421	1,090,353	–	2,054,774
Indonesia	375,858	492,934	–	868,792
Ireland	251,917	111,407	–	363,324
Japan	–	4,642,570	–	4,642,570
Malaysia	243,158	113,289	–	356,447
New Zealand	–	135,902	–	135,902
Norway	693,360	1,064,174	–	1,757,534
Oman	–	189,267	–	189,267
Singapore	–	151,706	–	151,706
South Africa	–	94,065	–	94,065
South Korea	–	347,537	–	347,537
Sweden	532,042	1,014,034	–	1,546,076
Taiwan	–	2,600,470	–	2,600,470
Thailand	–	115,993	–	115,993
Other*	8,910,492	–	–	8,910,492
Total	$16,636,703	$18,882,783	$–	$35,519,486

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$–	$12,076,201	$–	$12,076,201
Bangladesh	–	1,100,479	–	1,100,479
Belgium	–	4,135,732	–	4,135,732
Britain	52,496,116	50,020,014	–	102,516,130
China	6,172,419	29,964,724	–	36,137,143
Denmark	–	4,631,620	–	4,631,620
France	8,789,750	8,654,224	–	17,443,974
Germany	6,087,372	22,495,407	–	28,582,779
Hong Kong	–	7,132,502	–	7,132,502
India	11,848,494	26,481,482	–	38,329,976
Indonesia	1,874,201	7,139,570	–	9,013,771
Ireland	7,480,916	3,701,058	–	11,181,974
Italy	939,355	18,768,922	–	19,708,277
Japan	–	77,350,477	–	77,350,477
Netherlands	3,473,100	11,237,550	–	14,710,650
New Zealand	–	–	1	1
Norway	4,644,474	1,855,524	–	6,499,998
Philippines	623,168	4,724,570	–	5,347,738
Poland	376,274	4,952,346	–	5,328,620
Singapore	–	2,810,928	–	2,810,928
South Korea	–	7,081,663	–	7,081,663
Sweden	2,685,642	12,075,736	–	14,761,378
Switzerland	827,868	2,334,408	–	3,162,276
Taiwan	–	12,100,222	–	12,100,222
United Arab Emirates	–	2,271,899	–	2,271,899
United States	156,132,908	842,158	–	156,975,066
Vietnam	–	9,886,764	–	9,886,764
Other*	70,727,716	–	–	70,727,716
Preferred Stocks*	$–	$–	$1,923,136	$1,923,136
Total	$335,179,773	$345,826,180	$1,923,137	$682,929,090

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$761,339	$10,944,743	$–	$11,706,082
Belgium	–	674,945	–	674,945
Britain	23,047,031	14,416,333	–	37,463,364
China	2,860,055	13,209,951	–	16,070,006
Denmark	–	504,786	–	504,786
France	4,183,038	4,210,478	–	8,393,516
Germany	777,671	10,177,072	–	10,954,743
Greece	1,964,639	685,398	–	2,650,037
Hong Kong	–	3,580,108	–	3,580,108
India	7,007,831	12,893,252	–	19,901,083
Indonesia	1,295,274	5,401,039	–	6,696,313
Ireland	1,602,939	2,202,774	–	3,805,713
Italy	916,882	3,280,417	–	4,197,299
Japan	–	19,520,042	–	19,520,042
Netherlands	1,625,168	2,382,208	–	4,007,376
New Zealand	–	1,102,243	1	1,102,244
Norway	1,257,417	3,553,500	–	4,810,917
Oman	–	938,962	–	938,962
Philippines	1,717,480	3,068,173	–	4,785,653
Poland	1,258,989	2,520,946	–	3,779,935
Singapore	–	500,675	–	500,675
South Africa	711,968	1,524,676	–	2,236,644
South Korea	–	1,300,486	–	1,300,486
Spain	–	–	–	–
Sweden	3,187,216	5,248,864	–	8,436,080
Switzerland	–	1,771,404	–	1,771,404
Taiwan	–	8,630,031	–	8,630,031
Thailand	–	584,243	–	584,243
United Arab Emirates	–	1,552,879	–	1,552,879
United States	69,686,606	339,033	–	70,025,639
Vietnam	–	4,624,629	–	4,624,629
Other*	24,496,337	–	–	24,496,337
Preferred Stocks*	$–	$–	$912,077	$912,077
Total	$148,357,880	$141,344,290	$912,078	$290,614,248

Other Financial Instruments**
Liabilities
Securities Sold Short
Common Stocks
United States	$(542,640)	$–	$–	$(542,640)
Total	$(542,640)	$–	$–	$(542,640)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$3,515,121	$–	$3,515,121
Bangladesh	–	545,892	–	545,892
Belgium	–	1,605,881	–	1,605,881
Britain	6,574,705	18,811,040	–	25,385,745
China	3,468,103	8,051,735	–	11,519,838
Denmark	–	1,268,920	–	1,268,920
France	–	5,454,956	–	5,454,956
Germany	2,242,603	7,959,157	–	10,201,760
Hong Kong	–	3,582,795	–	3,582,795
India	3,198,712	6,358,906	–	9,557,618
Indonesia	–	793,975	–	793,975
Italy	–	5,750,181	–	5,750,181
Japan	–	12,703,947	–	12,703,947
Netherlands	–	4,351,458	–	4,351,458
Philippines	726,097	1,318,980	–	2,045,077
Poland	–	1,922,965	–	1,922,965
South Korea	–	705,997	–	705,997
Sweden	1,154,792	2,930,829	–	4,085,621
Switzerland	–	1,785,136	–	1,785,136
United Arab Emirates	–	1,532,007	–	1,532,007
United States	63,599,584	176,088	–	63,775,672
Vietnam	–	3,332,454	–	3,332,454
Other*	17,219,386	–	–	17,219,386
Preferred Stocks*	$–	$–	$482,814	$482,814
Total	$98,183,982	$94,458,420	$482,814	$193,125,216

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$–	$20,616,527	$–	$20,616,527
Bangladesh	–	3,497,487	–	3,497,487
Belgium	–	5,285,277	–	5,285,277
Britain	55,776,130	42,039,211	–	97,815,341
China	5,000,282	32,956,527	–	37,956,809
France	12,230,201	10,798,655	–	23,028,856
Germany	7,028,009	34,100,036	–	41,128,045
Hong Kong	–	9,927,066	–	9,927,066
India	13,399,859	31,215,381	–	44,615,240
Indonesia	5,634,032	9,261,564	–	14,895,596
Ireland	8,679,953	8,375,955	–	17,055,908
Italy	2,900,581	19,198,329	–	22,098,910
Japan	–	98,711,415	–	98,711,415
Malaysia	3,230,547	1,979,883	–	5,210,430
Netherlands	–	11,682,557	–	11,682,557
New Zealand	–	–	1	1
Norway	5,250,509	4,555,040	–	9,805,549
Oman	–	2,041,288	–	2,041,288
Philippines	1,848,522	4,227,342	–	6,075,864
Poland	1,438,403	4,398,280	–	5,836,683
Singapore	–	3,615,475	–	3,615,475
South Korea	–	10,641,887	–	10,641,887
Sweden	113,066	10,282,134	–	10,395,200
Taiwan	–	17,904,158	–	17,904,158
United Arab Emirates	–	6,423,547	–	6,423,547
Vietnam	–	9,306,512	–	9,306,512
Other*	103,163,691	–	–	103,163,691
Total	$225,693,785	$413,041,533	$1	$638,735,319

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$24,592,038	$–	$24,592,038
Bangladesh	–	2,732,692	–	2,732,692
Belgium	–	9,139,362	–	9,139,362
Britain	40,100,157	111,187,060	–	151,287,217
China	27,290,443	47,816,022	–	75,106,465
Denmark	–	7,423,879	–	7,423,879
France	–	35,079,439	–	35,079,439
Germany	12,140,938	51,778,155	–	63,919,093
Hong Kong	–	22,698,480	–	22,698,480
India	21,054,411	36,089,942	–	57,144,353
Indonesia	–	5,056,866	–	5,056,866
Italy	–	40,566,085	–	40,566,085
Japan	–	88,918,803	–	88,918,803
Netherlands	–	24,848,247	–	24,848,247
Philippines	–	7,551,639	–	7,551,639
Poland	–	11,193,171	–	11,193,171
South Korea	–	4,445,167	–	4,445,167
Sweden	7,356,878	17,761,607	–	25,118,485
Switzerland	–	11,159,386	–	11,159,386
United Arab Emirates	–	7,873,690	–	7,873,690
United States	42,806,704	1,167,830	–	43,974,534
Vietnam	–	15,991,806	–	15,991,806
Other*	107,513,064	–	–	107,513,064
Total	$258,262,595	$585,071,366	$–	$843,333,961

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$-	$-	$-
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	7,002	-	7,002
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$7,002	$-	$7,002
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$7,002	$-	$7,002

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Grandeur Peak Global Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$1	$1,923,136	$1,923,137
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$1	$1,923,136	$1,923,137
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$-	$-	$-

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$1	$912,077	$912,078
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	1	-	1
Purchases	-	-	-
Sales Proceeds	(1)	-	(1)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$1	$912,077	$912,078
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$1	$-	$1

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$-	$482,814	$482,814
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$-	$482,814	$482,814
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$-	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$1	$-	$1
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$1	$-	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$-	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2020 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.